Condensed Consolidated Statements of Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Administrative expenses	$ 26,416	$ 8,309
Related Party [Member]
Administrative expenses	$ 576	$ 55